Subsequent events (Details Narrative)	1 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Nov. 15, 2022 ¥ / shares	Aug. 15, 2022 ¥ / shares
Subsequent Event [Line Items]
Shares issued per share | (per share)		$ 1.00	¥ 0.00001	¥ 0.00001
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of new stock issued during the period	1,500,000
Shares issued per share | $ / shares	$ 4.00
Gross proceeds | $	$ 6,000
Number shares granted	225,000